Subsequent Events (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 03, 2018	Jun. 21, 2017
Subsequent Event [Line Items]
Decrease in number of employees (percent)	50.00%		50.00%
Subsequent event
Subsequent Event [Line Items]
Decrease in number of employees (percent)		50.00%
Subsequent event | Minimum
Subsequent Event [Line Items]
Expected restructuring cost		$ 0.5
Subsequent event | Maximum
Subsequent Event [Line Items]
Expected restructuring cost		$ 1.0